Vessels, Port Terminal and Other Fixed Assets, Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Jul. 31, 2018	Mar. 31, 2018
Property Plant And Equipment [Line Items]
Cash consideration for purchase of vessel			$ 10,255	$ 0
Impairment loss			(34)
Vessel impairment loss	$ 6,595	$ 5,141	$ 13,310	$ 14,239
One vessel held and used
Property Plant And Equipment [Line Items]
Impairment loss					$ 32,930
Navios Achilles
Property Plant And Equipment [Line Items]
Disposal date			Jul. 31, 2018
Year Built			2001
Vessel capacity in DWT			52,063 dwt
Vessel impairment loss			$ 6,595
Vessel sale price						$ 8,085
Capitalized Cost, Impairment Loss			$ 748
Navios Herakles
Property Plant And Equipment [Line Items]
Disposal date			Mar. 31, 2018
Year Built			2001
Vessel capacity in DWT			52,061 dwt
Vessel impairment loss			$ 6,715
Vessel sale price							$ 7,682
Capitalized Cost, Impairment Loss			$ 481
Navios Equator Prosper
Property Plant And Equipment [Line Items]
Year Built			2000
Date of delivery			Feb. 28, 2018
Vessel capacity in DWT			171,191 dwt
Cash consideration for purchase of vessel			$ 10,255